Supplemental Guarantor Information - Additional Information (Detail) (Notes Due 2029 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Notes Due 2029 [Member]
Condensed Financial Statements, Captions [Line Items]
Publicly traded notes	$ 300
Publicly-traded notes maturity date	2029